CONDENSED STATEMENTS OF OPERATIONS - USD ($)	1 Months Ended		3 Months Ended						9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Formation and operating costs		$ 3,588	$ 488,099			$ 450,892			$ 1,304,376	$ 1,050,199	$ 1,935,943
Loss from operations		(3,588)	(488,099)			(450,892)			(1,304,376)	(1,050,199)	(1,935,943)
Other income (expense)
Unrealized loss on change in fair value of warrants			1,216,614			6,088,400			6,423,387	9,599,733	10,712,133
Offering costs allocated to warrant liabilities										(655,046)	(655,046)
Interest earned on investments held in Trust Account			1,151,217			21,434			1,418,183	58,469	79,687
Total other income (expense), net			2,367,831			6,109,834			7,841,570	9,003,156	10,136,774
Income before provision for income taxes			1,879,732			5,658,942			6,537,194	7,952,957
Provision for income taxes			(237,273)						(254,238)
Net Income (loss)	$ (3,588)	$ (3,588)	$ 1,642,459	$ 1,867,104	$ 2,773,393	$ 5,658,942	$ (4,025,194)	$ 6,319,210	$ 6,282,956	$ 7,952,957	$ 8,200,831
Class A Common Stock
Other income (expense)
Basic weighted average shares outstanding			27,600,000			27,600,000			27,600,000	23,454,945
Diluted weighted average shares outstanding			27,600,000			27,600,000			27,600,000	23,454,945
Basic net income per share			$ 0.05			$ 0.16			$ 0.18	$ 0.26
Diluted net income per share			$ 0.05			$ 0.16			$ 0.18	$ 0.26
Class B Common Stock
Other income (expense)
Basic weighted average shares outstanding		6,000,000	6,900,000			6,900,000			6,900,000	6,900,000	6,806,301
Diluted weighted average shares outstanding		6,000,000	6,900,000			6,900,000			6,900,000	6,900,000	6,806,301
Basic net income per share		$ 0.00	$ 0.05			$ 0.16			$ 0.18	$ 0.26	$ 0.26
Diluted net income per share		$ 0.00	$ 0.05			$ 0.16			$ 0.18	$ 0.26	$ 0.26
Class A Common Stock Subject to Redemption
Other income (expense)
Basic weighted average shares outstanding											24,499,726
Diluted weighted average shares outstanding											24,499,726
Basic net income per share											$ 0.26
Diluted net income per share											$ 0.26